Share-based compensation (Share Options - Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2009 shares	Dec. 31, 2008 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Share-based compensation [Line Items]
Share-based Compensation			¥ 648,025	$ 94,251	¥ 257,661		¥ 157,286
General and Administrative Expense [Member]
Share-based compensation [Line Items]
Non Employee Share Based Compensation Cost			20,980			$ 0		$ 0
Share-based Compensation			342,790	$ 49,857	88,137		59,469
Huya Common Share [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥			¥ 5,227		¥ 28,226
Stock Transferred During Period Shares Issued For Services			367,870	367,870	1,551,495	1,551,495
Employees [Member] | Huya Member [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			4,183,685	4,183,685
Non-employee [Member] | Huya Member [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			10,000	10,000
Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					154,535	154,535
Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥			¥ 151,242		¥ 19,473
Share-based Compensation Arrangement by Share-based Payment Award, Description			There are two types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and ii) restricted share units will be vested in four equal installments over the following 48 months.	There are two types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and ii) restricted share units will be vested in four equal installments over the following 48 months.
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period Two			48 months	48 months
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period Three			24 months	24 months
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | ¥			¥ 1,869
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			262,503	262,503
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥			¥ 169,604
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 1 month 20 days	1 year 1 month 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Huya 2017 Share Incentive Plan [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			24 months	24 months
Huya 2017 Share Incentive Plan [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)			5,918,353	5,918,353	11,737,705	11,737,705
Huya 2017 Share Incentive Plan [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)			220,000	220,000
Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number			10,934,300
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)	8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)		3,832,290
Restricted Stock [Member] | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥			¥ 166,010
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 2 months 15 days	1 year 2 months 15 days
Share-based Compensation | ¥			¥ 69,620		¥ 0		0
Restricted Stock Expense Of Non Employees | ¥			¥ 1,076		¥ 0		¥ 0